Description of Organization and Business Operations (Details)									6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 20, 2023 USD ($)	Oct. 12, 2023 USD ($)	Jul. 20, 2023 USD ($)	Jul. 19, 2023 USD ($) $ / shares shares	Jan. 20, 2023 USD ($) $ / shares shares	Oct. 20, 2022	Jul. 20, 2021 USD ($) $ / shares shares	Jul. 15, 2021 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)
Description of Organization and Business Operations [Line Items]
Condition for future business combination number of businesses minimum										1			1
Purchase price, per unit (in Dollars per share) | $ / shares							$ 10
Transaction costs							$ 13,577,812						$ 13,577,812
Underwriting fees							4,000,000						4,000,000
Deferred underwriting fee payable							9,000,000			$ 9,000,000		$ 9,000,000	9,000,000
Other offering costs							577,812						577,812
Warrant issuance cost							$ 757,003						$ 757,003
Condition for future business combination use of proceeds percentage										80.00%			80.00%
Condition for future business combination threshold percentage ownership										50.00%			50.00%
Threshold amount of net tangible assets										$ 5,000,001			$ 5,000,001
Redemption limit percentage without prior consent										15.00%			15.00%
Obligation to redeem public shares if entity does not complete a business combination										100.00%			100.00%
Months to complete acquisition			24 months
Redemption period upon closure			10 years	10 years						10 years
Maximum allowed dissolution expenses			$ 100,000	$ 100,000						$ 100,000
Deposit into the trust account													$ 2,920,785
Operating bank accounts										123,789			93,344
Securities held in trust account										26,974,295			205,927,087
Working capital										$ 3,889,119			1,538,102
Deposit into the trust account												$ 6,302	$ 2,920,785
Exceeds per share (in Dollars per share) | $ / shares										$ 10.1
Aggregate payment										$ 181,681,691
Deposit in the trust account										$ 1,646,951
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares							8,000,000			8,000,000			8,000,000
Transaction costs (in Dollars per share) | $ / shares										$ 1			$ 1
Aggregate purchase price							$ 8,000,000			$ 8,000,000			$ 8,000,000
Transaction costs (in Dollars per share) | $ / shares							$ 1
Public Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of units sold (in Shares) | shares										20,000,000			20,000,000
Exceeds per share (in Dollars per share) | $ / shares										$ 10.1
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of units sold (in Shares) | shares							20,000,000			20,000,000			20,000,000
Purchase price, per unit (in Dollars per share) | $ / shares							$ 10			$ 10			$ 10.1
Gross proceeds							$ 200,000,000
Deferred underwriting fee payable							9,000,000						$ 9,000,000
Investment of cash into Trust Account							$ 202,000,000
IPO [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Purchase price, per unit (in Dollars per share) | $ / shares							$ 10.1
Investment of cash into Trust Account							$ 202,000,000
Exceeds per share (in Dollars per share) | $ / shares							$ 10.1
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares													8,000,000
Transaction costs (in Dollars per share) | $ / shares													$ 1
Aggregate purchase price													$ 8,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares										8,000,000			8,000,000
Transaction costs (in Dollars per share) | $ / shares										$ 1			$ 1
Aggregate purchase price										$ 8,000,000			$ 8,000,000
Class A Common Stock Subject to Redemption [Member]
Description of Organization and Business Operations [Line Items]
Purchase price, per unit (in Dollars per share) | $ / shares													$ 10.1
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Stockholders of shares (in Shares) | shares				585,456	16,988,575
Approximate price per share (in Dollars per share) | $ / shares				$ 10.92	$ 10.32					$ 11.12			10.3
Aggregate payment				$ 6,395,800	$ 175,285,891
Class A Ordinary Shares [Member] | IPO [Member]
Description of Organization and Business Operations [Line Items]
Purchase price, per unit (in Dollars per share) | $ / shares													$ 10
Class A Ordinary Shares [Member] | Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares										18,000,000			18,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Stockholders of shares (in Shares) | shares					16,988,575
Approximate price per share (in Dollars per share) | $ / shares					$ 10.318
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Agreed unsecured debt from related party														$ 1,000,000
Monthly payment									$ 150,000
Sponsor [Member] | Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Monthly payment	$ 60,649	$ 60,649
Continental Stock Transfer & Trust Company [Member]
Description of Organization and Business Operations [Line Items]
Purchase price, per unit (in Dollars per share) | $ / shares								$ 0.05
Gross proceeds								$ 2,000,000
Complete business combination period						21 months
Deposit into the trust account								$ 1,000,000
DigiAsia Bios Pte. Ltd [Member]
Description of Organization and Business Operations [Line Items]
Share capital										1.00%
DigiAsia Bios Pte. Ltd [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Sponsor’s Lock-Up Shares (in Shares) | shares										250,000
Exceeds per share (in Dollars per share) | $ / shares										$ 12